Basic and diluted net earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss) Available to Common Stockholders, Diluted | ¥			¥ 355,201	¥ 450,144		¥ 8,247
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic	[1]		117,647,000	100,870,300		100,000,000
Weighted Average Number of Shares Outstanding, Diluted	[1]		117,647,000	100,870,300		100,000,000
Earnings Per Share [Abstract]
Earnings Per Share, Basic | (per share)		$ 0.44	¥ 3.02	¥ 4.46	$ 0.08	¥ 0.08
Earnings Per Share, Diluted | (per share)		$ 0.44	¥ 3.02	¥ 4.46	$ 0.08	¥ 0.08

[1]	Retroactively restated for the stock subdivision as described in Note 1.